NOTE 7 – RIGHTS-TO-USE OPERATING LEASE ASSETS, NET	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Transfers and Servicing [Abstract]
NOTE 7 – RIGHTS-TO-USE OPERATING LEASE ASSETS, NET

NOTE 7 – RIGHTS-TO-USE OPERATING LEASE ASSETS, NET

Rights-to-use lease assets, net consisted of the following:

	May 31, 2022	August 31, 2021
Right-to-use gross asset	$1,431,026	$223,237
Less: accumulated amortization	(361,469)	(175,410)
Right-to-use asset, net	$1,069,557	$47,827

NOTE 7 – RIGHTS-TO-USE OPERATING LEASE ASSETS, NET

Rights-to-use lease assets, net consisted of the following:

	August 31, 2021	August 31, 2020
Right-to-use gross asset	$223,237	$228,510
Less: accumulated amortization	(175,410)	(102,156)
Right-to-use asset, net	$47,827	$126,354

The right-of-use assets will be fully amortized in the fiscal year 2022.